Summary of significant accounting policies (Details 1)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total non-controlling interests	$ 736,093	¥ 5,173,851	¥ (823,251)
Ocean H K [Member]
Total non-controlling interests	(284,779)	(2,001,657)	(823,251)
Hai Cloud Inc [Member]
Total non-controlling interests	$ 1,020,872	¥ 7,175,508